Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock based compensation expense	$ 1,456	$ 169	$ 213,758	$ 133,745
Research and development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock based compensation expense	308	37	61,467	29,296
General and administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock based compensation expense	$ 1,148	$ 132	$ 152,291	$ 104,449